-----------------------------
                          Annual Report August 31, 1998
                          -----------------------------

                                   OPPENHEIMER

                                 U.S. Government
                                      Trust


                                [GRAPHIC OMITTED]


                                     [LOGO]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 An Interview
   with Your Fund's
   Manager

 8 Fund Performance

13 Financial
   Statements

36 Independent
   Auditors' Report

37 Federal
   Income Tax
   Information

38 Officers and
   Trustees

40 Information and
   Services


 Report highlights
--------------------------------------------------------------------------------

o Oppenheimer U.S. Government Trust performed well over the 12-month period ended August 31, 1998. The Fund's Class A shares provided an average annual total return, without deducting sales charges, of 9.26% for the period.(1)

o The Fund's performance continues to be sensitive to world events, such as Japan's ability to reinvigorate its economy and the rest of Asia.

------------------------------------
 Avg Annual Total Returns
------------------------------------
For the 1-Year Period
Ended 8/31/98

Class A
 Without            With
 Sales Chg.(1)      Sales Chg.(2)
------------------------------------
 9.26%              4.07%
------------------------------------

Class B
 Without            With
 Sales Chg.(1)      Sales Chg.(2)
------------------------------------
 8.45%              3.45%
------------------------------------

Class C
 Without            With
 Sales Chg.(1)      Sales Chg.(2)
------------------------------------
 8.34%              7.34%
------------------------------------

Class Y
 Without            With
 Sales Chg.(1)      Sales Chg.(2)
------------------------------------
 2.83%              2.83%
------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

(1). Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.

(2). Class A return includes the current initial sales charge of 4.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class Y shares are not available for sale to individual shareholders. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.


                       2 Oppenheimer U.S. Government Trust

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
U.S. Government Trust

 Dear shareholder,
--------------------------------------------------------------------------------

The performance of the financial markets over the past several months could be viewed as "A Tale of Two Markets." Until mid-July, the excitement surrounding the stock market's continued ascent to new record highs overshadowed the favorable economic environment that existed for bonds: low inflation and declining interest rates. However, since that time, stocks have declined sharply amid heightened volatility. Yet, the bond market remains poised to benefit from the same positive economic conditions that existed earlier in the year.

      Why have stocks faltered lately? The financial crises in Asia and Russia have negatively affected the earnings of some large U.S. corporations and have contributed to a slow-down in U.S. economic growth. Although slower economic growth has been negative for stocks, it should not adversely impact bonds. That's because slower economic growth generally means fewer inflationary pressures and less likelihood that interest rates will rise.

      What should you do during this period of relative uncertainty? If you have well-defined long-term financial goals and an investment strategy designed to achieve them, we encourage you to stay the course. However, if you feel your financial plan is out-of-date or incomplete, now is the time to make improvements. The best way to cope with short-term volatility is to adhere to a long-term plan that contains proven strategies, such as diversification among various financial markets, geographic regions, investment styles and individual securities. A long-term plan will give you the focus and perspective you need to put short-term volatility in its proper context.

      As longstanding advocates of financial planning, we have been encouraged by our shareholders' rational responses to the latest market events. Many of you tell us that you have a long-term strategy in place, which includes diversifying your investment portfolio among a number of different asset classes in accordance with your tolerance for risk. At OppenheimerFunds, our portfolio management teams include seasoned professionals who have encountered extreme market volatility in the past, giving them the per spective required to address risks and take advantage of opportunities in turbulent markets. In our view, having a well-defined set of financial goals, a disciplined long-term strategy and the help of experienced investment professionals are all fundamental parts of The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
September 22, 1998


                       3 Oppenheimer U.S. Government Trust

 An interview with your Fund's manager
--------------------------------------------------------------------------------

How did the Fund perform?

Oppenheimer U.S. Government Trust performed well over the 12-month period ended August 31, 1998. The Fund's Class A shares provided an average annual total return, without deducting sales charges, of 9.26% for the period.(2) The 30-day standardized yield for the period ended August 31, 1998 was 5.05%(1), down from February 28, 1998, when it was 5.66%.

Standardized Yields(1)
For the 30 Days Ended 8/31/98
-----------------------------
Class A           5.05%
-----------------------------
Class B           4.54
-----------------------------
Class C           4.55
-----------------------------
Class Y           5.62
-----------------------------

What factors affected the Fund's performance?

Since mid-1997, interest rates have fallen significantly, and bond prices generally have risen. The Asian economic crisis, which surfaced last October, caused investors to seek the relative safety and liquidity of U.S. Treasury secu rities, boosting prices and reducing yields. Negative economic news from Russia only reinforced this global flight to quality. As of August 31, 1998, the yield of 30-year Treasury bonds fell to about 5.15%, its lowest level since 30-year bonds were first sold in 1977. The absence of inflation has kept long-term bond yields within a trading range of 5.00% and 5.50%.

      A falling interest-rate environment is ideal for fixed income funds that hold mostly non-callable bonds, such as U.S. Treasury securities. However, Oppenheimer U.S. Government Trust holds a large proportion of mortgage-backed securities, which also appreciate, but don't perform as well as Treasury bonds during a bond market rally. Over time, mortgages can be a very good investment, particularly for conservative income-oriented investors. That's because these investments typically pay significantly higher yields to compensate investors for "prepayment" risk. When interest rates fall, many

(1). Standardized yield is based on net investment income for the 30-day period ended 8/31/98. Falling share prices will tend to artificially raise yields.


                       4 Oppenheimer U.S. Government Trust

[PHOTO]

Portfolio Management
Team (l to r)
Jerry Webman
(Portfolio Manager)
Gina Palmieri
Leslie Falconio

homeowners refinance at lower rates and "prepay" their existing mortgages. As prepayments surged in March and June, the value of the Fund's mortgage holdings declined.

      Generally, our Treasury securities added to the Fund's performance during the year, although there were some temporary setbacks. In late June, the U.S. Government decided to intervene in Japan's deteriorating economy by buying Yen, in an effort to boost its value. To do so, the U.S. Government sold billions of dollars worth of Treasury bonds to generate funds that were used to purchase the Japanese currency. The flood of new issues depressed bond prices for a few weeks. But overall, U.S. Treasury bonds performed very well for the twelve-month period.

What changes have you made to the Fund's investments?

The Fund is an income-oriented portfolio that will continue to invest heavily in mortgages, a sector of the market that we expect to perform well over the long term. However, we have added collateralized mortgage obligations (CMOs), which perform better in a declining interest rate environment. CMOs generally appreciate in value when interest rates fall. We have also maintained a longer duration (a measure of the Fund's sensitivity to interest rates) in our Treasury portfolio. In a period of declining interest rates, longer-duration Treasury bonds generally outperform shorter-duration bonds.

(2). Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.


                       5 Oppenheimer U.S. Government Trust

 An interview with your Fund's manager
--------------------------------------------------------------------------------

---------------------------------
 Avg Annual Total Returns
---------------------------------
For the Periods Ended 9/30/98(3)

Class A
 1 year    5 year   10 year
---------------------------------
 3.97%     5.75%    7.66%
---------------------------------

Class B
                    Since
 1 year    5 year   Inception
---------------------------------
 3.34%     N/A      6.87%
---------------------------------

Class C
                    Since
 1 year    5 year   Inception
---------------------------------
 7.46%     N/A      6.30%
---------------------------------

Class Y
                    Since
 1 year    5 year   Inception
---------------------------------
 N/A       N/A      4.12%
---------------------------------

What is your outlook?

Because of its large mortgage component, the Fund tends to perform best in an environment where bond prices are stable or declining. However, world economic events can influence the U.S. bond market. For instance, if Japan's new government brings the country out of its recession, then the beginning of a recovery may be anticipated. Such a development would suggest stronger economic growth in the region. An improving world economy could bring a slight increase in inflationary expectations in the United States, causing most bond prices to fall. The Fund would perform relatively well in such a scenario because mortgage security prices wouldn't fall as much as U.S. Treasury bonds.

      If the bond market continues to trade within a narrow range, then mortgage-backed securities would have an advantage. Like Treasury bonds, their prices would remain stable, while offering higher yields.

      On the other hand, if the Asian crisis worsens, then economic growth could slow further, causing bond yields to decline and bond prices to rise. In this case, because approximately 60% of the Fund's assets are generally invested in mortgage-backed securities, we would expect the Fund to offer strong yields, while lagging other bond funds that focus exclusively on Treasury securities.

(3). Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 8/16/85. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 7/21/95). Class C returns include the contingent deferred sales charge of 1%. Class C shares were first publicly offered on 12/1/93. Class Y shares are not available for sale to individual shareholders and have an inception date of 5/18/98. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.


                       6 Oppenheimer U.S. Government Trust

Of course, we will continue to adjust the percentage of mortgage-backed securities in the portfolio as market conditions warrant. This active management style is what makes Oppenheimer U.S. Government Trust part of The Right Way to Invest.

Credit Allocation(4)

[The following table was originally represented as a pie chart in the printed materials.]

o U.S. Gov't         36.6%
o U.S. Agency        44.5
o AAA/AA              8.6
o A                   3.7
o BBB                 6.6

Top 5 Holdings(5)
Percentage of net assets
--------------------------------------------------------------------------------
U.S. Treasury Notes                                                    31.4%
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                       27.7
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Assoc.                                      13.1
--------------------------------------------------------------------------------
U.S. Treasury Bonds                                                    10.5
--------------------------------------------------------------------------------
Government National Mortgage Assoc.                                     8.4
--------------------------------------------------------------------------------

(4). Portfolio data is as of August 31, 1998, is dollar-weighted based on invested assets and subject to change. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 2.06% of total investments) but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category. The Fund may invest in securities of any maturity, including those issued by private issuers and federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.

(5). Portfolio is subject to change. Percentages are as of August 31, 1998, and are based on net assets.


                       7 Oppenheimer U.S. Government Trust

 Fund performance
--------------------------------------------------------------------------------

How Has the Fund Performed?

Below is a discussion by the Manager of the Fund's per formance during its fiscal year ended August 31, 1998, followed by a graphical comparison of the Fund's per formance to an appropriate broad-based market index.

      o Management's Discussion of Performance. During the past fiscal year that ended August 31, 1998, investments in Oppenheimer U.S. Government Trust generally appre ciated in value due to a falling interest rate environment. The Asian economic crisis created a global demand for the safety and liquidity of U.S. Treasury bonds, the best performing fixed-income sector over the period. Although mortgage-backed securities don't perform well in a falling interest-rate environment, the Fund's investments in Treasury securities enjoyed strong price appreciation. Nevertheless, mortgages provide important diversification because they tend to perform relatively better in stable to rising interest-rate environments. The Fund's portfolio and its portfolio manager's strategies are subject to change.

      o Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until its fiscal year end of August 31, 1998. In the case of Class A shares, performance is measured over a one-, five- and ten-year period; in the case of Class B shares, performance is measured over a one-year period and from the inception of the Class on July 21, 1995; in the case of Class C shares, performance is measured over a one-year period and from the inception of the Class on


                       8 Oppenheimer U.S. Government Trust

December 1, 1993; and in the case of Class Y shares, from the inception of the Class on May 18, 1998. The Fund's performance reflects the deduction of the current 4.75% maximum initial sales charge on Class A shares, the 5% and 1% applicable contingent deferred sales charge for Class B and Class C shares, respectively, and reinvestment of all dividends and capital gains distributions.

      The Fund's performance is compared to that of the Lehman Brothers U.S. Government Bond Index, an unmanaged index including all U.S. Treasury issues, publicly issued debt of U.S. Government agencies and quasi-public corporations and U.S. Government guaranteed corporate debt, and is widely regarded as a general measurement of the performance of the U.S. Government bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data shows the effect of taxes. Also, the Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                       9 Oppenheimer U.S. Government Trust

 Fund performance
--------------------------------------------------------------------------------

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer U.S. Government Trust (Class A) and Lehman Brothers U.S. Government Bond Index

  [The following table was originally a line graph in the printed materials.]

             Oppenheimer U.S. Govt       Lehman Brothers
                 Trust Cls A          Government Bond Index
6.30.87             9525                     10000
6.30.88            10266                     10719
6.30.89            11243                     12014
6.30.90            11955                     12846
6.30.91            13094                     14148
6.30.92            14802                     16093
6.30.93            16215                     18170
6.30.94            16024                     17927
6.30.95            17823                     20089
6.30.96            18698                     20995
8.31.96(1)         18776                     21000
8.31.97            20736                     22959
8.31.98            22657                     25777

Average Annual Total Return of Class A Shares of the Fund at 8/31/98(2)
1 Year  4.07%         5 Year  5.49%         10 Year  7.73%

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer U.S. Government Trust (Class B) and Lehman Brothers U.S. Government Bond Index

  [The following table was originally a line graph in the printed materials.]

                       Oppenheimer U.S.          Lehman Brothers
                      Govt Trust Cls B        Government Bond Index
7.21.95                    10000                      10000
6.30.96                    10480                      10490
8.31.96(1)                 10510                      10492
8.31.97                    11520                      11471
8.31.98                    12194                      12879

Average Annual Total Return of Class B Shares of the Fund at 8/31/98(3)
1 Year  3.45%        Life  6.58%

The returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. The performance information for the Lehman Brothers U.S. Government Bond Index in the graphs for Class B begins on 7/31/95, for Class C begins on 11/30/93 and for Class Y begins on 5/31/98.

(1). The Fund changed its fiscal year end from 6/30 to 8/31.

(2). The inception date of the Fund's Class A shares was 8/16/85. The average annual total return is shown net of the applicable 4.75% maximum initial sales charge.


                      10 Oppenheimer U.S. Government Trust

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer U.S. Government Trust (Class C) and Lehman Brothers U.S. Government Bond Index

  [The following table was originally a line graph in the printed materials.]

                  Oppenheimer U.S.       Lehman Brothers
                  Govt Trust Cls C    Government Bond Index
12.01.93              10000                 10000
6.30.94                9678                  9625
6.30.95               10675                 10786
6.30.96               11115                 11273
8.31.96(1)            11146                 11276
8.31.97               12222                 12327
8.31.98               13241                 13841

Average Annual Total Return of Class C Shares of the Fund at 8/31/98(4)
1 Year  7.34%        Life  6.09%

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer U.S. Government Trust (Class Y) and Lehman Brothers U.S. Government Bond Index

  [The following table was originally a line graph in the printed materials.]

                  Oppenheimer U.S.       Lehman Brothers
                  Govt Trust Cls Y    Government Bond Index
5.18.98                10000                 10000
8.31.98                10282                 10393

Cumulative Total Return of Class Y Shares of the Fund at 8/31/98(5)
Life  2.83%

(3). Class B shares of the Fund were first publicly offered on 7/21/95. The average annual total return is shown net of the applicable 5% and 3% contingent deferred sales charge, respectively, for the 1-year period and the life of the class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.

(4). Class C shares of the Fund were first publicly offered on 12/1/93. The average annual total return is shown net of the applicable 1% contingent deferred sales charge for the 1-year period.

(5). Class Y shares are offered only to certain institutional investors and have an inception date of 5/18/98.

Past performance is not predictive of future performance. Graphs are not drawn to same scale.


                      11 Oppenheimer U.S. Government Trust

Financials
--------------------------------------------------------------------------------



                      12 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Investments  August 31, 1998
--------------------------------------------------------------------------------

                                                                                     Face                Market Value
                                                                                     Amount              See Note 1
=======================================================================================================================
Mortgage-Backed Obligations--64.7%
-----------------------------------------------------------------------------------------------------------------------
Government Agency--51.0%
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--42.1%
Federal Home Loan Mortgage Corp., Collateralized
Mtg. Obligations, Gtd. Multiclass Mtg. Participation
Certificates:
9.50%, 12/1/02-11/1/03                                                            $       280,920       $       293,553
14%, 1/1/11                                                                               310,150               368,567
Series 151, Cl. F, 9%, 5/15/21                                                          2,500,000             2,684,375
Series 192, Cl. H, 9%, 7/15/21                                                             88,668                88,418
Series 1546, Cl. H, 7%, 12/15/22                                                        3,000,000             3,206,250
Series 1914, Cl. H, 6.50%, 8/15/24                                                      2,500,000             2,546,875
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass
Mtg. Participation Certificates:
11.50%, 6/1/20                                                                            715,243               827,894
13%, 8/1/15                                                                             1,373,754             1,661,814
Series 1797, Cl. D, 6.166%, 7/15/08                                                     5,000,000             5,107,800
Series 2021, Cl. PR, 6%, 7/15/26                                                        8,000,000             8,030,000
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg
Investment Conduit Pass-Through Certificates:
Series 1583, Cl. K, 6.75%, 2/15/23                                                     10,000,000            10,434,300
Series 1603, Cl. J, 6.50%, 7/15/23                                                      5,000,000             5,156,250
Series 1702-A, Cl. PD, 6.50%, 4/15/22                                                   6,259,000             6,491,710
Series 1836, Cl. H, 6.50%, 9/15/24                                                      5,000,000             5,181,250
Series 1914, Cl. G, 6.50%, 2/15/24                                                      3,000,000             3,059,040
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 164, Cl. A, 2.424%, 3/1/24(1)                                                   11,313,922             3,012,332
Series 176, Cl. IO, 6.317%-11.221%, 6/1/26(1)                                          20,505,096             3,843,104
Series 183, Cl. IO, 8.657%-9.003%, 4/1/27(1)                                           21,197,657             3,977,874
Series 197, Cl. IO, 15.389%-15.784%, 4/1/28(1)                                         34,272,065             9,419,463
Series 199, Cl. IO, 10.289%-10.626%, 8/1/28(1)                                         45,500,000            11,709,140


                      13 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                     Face                Market Value
                                                                                     Amount              See Note 1
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored (continued)
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 192, Cl. PO, 3.433%, 2/1/28(2)                                             $     7,331,540       $     5,757,550
Series 199, Cl. PO, 5.21%, 8/1/28(2)                                                    8,000,000             6,028,750
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.-Government
National Mortgage Assn., Gtd. Multiclass Mtg
Participation Certificates:
Series 26, Cl. B, 7.383%, 5/25/15                                                       4,999,999             5,034,492
Series 32, Cl. TG, 6.217%, 1/25/21                                                      2,000,000             2,084,360
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 9/25/13(3)                                                                         13,980,000            13,953,787
6.50%, 7/25/12-9/1/28(3)                                                               50,700,000            51,086,193
7%, 9/1/12(3)                                                                           3,830,000             3,912,575
7%, 8/1/25-9/1/25                                                                      23,266,870            23,703,357
7.50%, 8/1/25                                                                           3,167,991             3,255,776
11%, 7/1/16                                                                             1,009,110             1,153,066
11.50%, 11/1/15                                                                           701,658               800,171
12%, 2/15/16-4/15/19                                                                    4,563,237             5,296,299
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
8%, 12/1/22                                                                             1,953,296             2,026,955
13%, 11/1/12                                                                               90,510               106,583
Trust 1992-34, Cl. G, 8%, 3/25/22                                                       2,520,000             2,729,462
Trust 1992-188, Cl. PG, 6.65%, 1/25/17                                                  4,000,000             4,050,000
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1990-18, Cl. K, 9.60%, 3/25/20                                                    5,000,000             5,542,919
Trust 1993-183, Cl. G, 6%, 1/25/19                                                      3,500,000             3,553,585
Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                                   4,000,000             4,138,720
Trust 1994-51, Cl. PH, 6.50%, 1/25/23                                                  10,000,000            10,353,100
Trust 1996-64, Cl. PB, 6.50%, 1/18/19                                                   2,049,000             2,077,174
Trust 1997-25, Cl. B, 7%, 12/18/22                                                      2,910,000             3,010,919
Trust 1997-54, Cl. C, 6.50%, 9/18/24                                                    5,000,000             5,070,312
Trust 1997-63, Cl. PC, 6.50%, 3/18/26                                                   7,500,000             7,725,000
Trust G93-31, Cl. PN, 7%, 9/25/23                                                       5,000,000             5,394,018


                      14 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     Face                Market Value
                                                                                     Amount              See Note 1
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored(continued)
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 276, Cl. 2, 2.672%, 10/1/24(1)                                              $     3,904,403       $       880,931
Trust 292, Cl. 2, 6.844%, 12/1/24(1)                                                    5,003,663             1,257,170
Trust 293, Cl. 2, 5.957%, 12/1/24(1)                                                    9,391,841             2,359,700
Trust 294, Cl. 2, 13.666%, 2/1/28(1)                                                    8,467,842             1,653,875
Trust 1997-9, Cl. H, 7.522%, 3/25/27(1)                                                10,000,000             3,900,000
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security:
Trust 277, Cl. 1, 19.171%-19.916%, 4/1/27(2)                                            2,526,414             2,237,456
Trust 291, Cl. 1, 7.543%, 11/1/27(2)                                                   11,439,699            10,227,806
Trust 294, Cl. 1, 4.15%-5.476%, 2/1/28(2)                                              25,727,924            21,402,418
                                                                                                        ---------------
                                                                                                            308,864,488

-----------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--8.9%
Government National Mortgage Assn.:
6.50%, 11/15/23-12/15/23                                                                1,586,793             1,603,471
7%, 1/15/28-8/15/28                                                                    15,409,997            15,735,618
7.25%, 12/15/05                                                                            26,553                27,285
7.375%, 4/20/17                                                                           286,821               293,545
7.50%, 9/1/27(3)                                                                       10,000,000            10,298,400
7.50%, 10/15/06-7/15/26                                                                16,826,938            17,337,760
8%, 4/15/02-5/15/25                                                                     2,389,914             2,482,089
8.25%, 4/15/08                                                                             97,444               102,291
8.50%, 6/15/01-1/15/06                                                                     53,023                54,035
9%, 9/15/08-5/15/09                                                                       274,221               293,692
9.50%, 4/15/01-1/15/20                                                                    986,216             1,065,648
10%, 6/15/16-8/15/19                                                                    1,706,947             1,874,837
10.50%, 9/15/00-5/15/21                                                                 4,267,449             4,733,338
11%, 10/20/19-7/20/20                                                                   3,584,650             4,067,817
11.50%, 9/15/98-4/15/13                                                                    92,965               105,215
12%, 12/15/12-3/15/14                                                                      41,796                48,048
12.50%, 1/15/14-6/15/19                                                                   781,398               907,161
13%, 4/15/11-12/15/14                                                                     121,508               141,909
13.50%, 4/15/11-8/15/14                                                                   131,371               156,678
14%, 6/15/11                                                                               19,961                23,757
15%, 7/15/11-9/15/12                                                                      139,269               168,636
-----------------------------------------------------------------------------------------------------------------------
U.S. Department of Veterans Affairs, Interest-Only Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates, Vendee Mtg
Trust, Series 1995-2B, Cl. 2-IO, 15.45%, 6/15/25(1)(4)                                109,487,465             3,541,235
                                                                                                        ---------------
                                                                                                             65,062,465


                      15 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                     Face                Market Value
                                                                                     Amount              See Note 1
-----------------------------------------------------------------------------------------------------------------------
Private--13.7%
-----------------------------------------------------------------------------------------------------------------------
Commercial--10.3%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-D3, Cl. A5, 8.332%, 10/13/26(4)(5)                                    $     3,700,000       $     4,093,125
Series 1996-MD6, Cl. A5, 6.956%, 11/13/26(5)                                            5,000,000             5,390,625
Series 1997-MD7, Cl. A6, 8.242%, 1/13/30(5)                                             1,150,000             1,267,156
-----------------------------------------------------------------------------------------------------------------------
BKB Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 1997-C1, Cl. C, 6.535%, 10/25/00(4)                                              1,735,000             1,712,770
-----------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate
Credit-Backed Pass-Through Certificates, Series 1997-CTL1,
9.418%-9.453%, 6/22/24(1)(4)                                                           66,607,990             3,043,985
-----------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 10%, 12/25/20(1)(4)                     24,833,200               574,268
-----------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. AX, 8.263%, 4/11/30(1)                       25,250,000             1,984,492
-----------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 1994-C1, Cl. 2-G, 8.70%, 9/25/25(4)                                3,000,000             3,087,187
-----------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security:
Series 1997-C1, Cl. IO, 7.355%, 4/18/27(1)                                             33,622,962             2,384,472
Series 1998-C2, Cl. IO, 9.072%, 5/18/28(1)                                             30,000,000             1,317,187
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.094%, 7/15/27(1)                        23,844,827             2,213,098
-----------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 1997-CL1, Cl. F, 7.352%, 7/13/30(5)                                3,000,000             3,060,937
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. D, 7.42%, 4/25/28                                     5,061,000             5,277,674
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. D-1, 7.436%, 2/15/28(4)(5)                            3,000,000             3,191,250
-----------------------------------------------------------------------------------------------------------------------
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through
Certificates, Series 1, Cl. D, 7.683%, 12/21/26(4)                                      2,500,000             2,576,562


                      16 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     Face                Market Value
                                                                                     Amount              See Note 1
-----------------------------------------------------------------------------------------------------------------------
Commercial  (continued)
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1992-C5, Cl. C, 8.85%, 5/25/22                                             $     6,618,831       $     6,638,275
Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                   1,183,001             1,183,001
Series 1994-C1, Cl. C, 8%, 6/25/26                                                      7,075,000             7,178,914
Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                   7,677,000             7,697,992
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1997-LLI, Cl. E, 7.30%, 10/20/34                                   2,500,000             2,528,906
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
Series 1996-C3, Cl. C, 7.375%, 6/25/30(4)(5)                                            5,000,000             5,050,000
Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                 3,700,000             3,748,563
                                                                                                        ---------------
                                                                                                             75,200,439

-----------------------------------------------------------------------------------------------------------------------
Multi-Family--0.6%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                 3,000,000             3,003,281
-----------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1991-M5, Cl. A, 9%, 3/25/17                                                      1,540,904             1,539,701
Series 1992-M4, Cl. B, 7.20%, 9/25/21(4)                                                   13,121                13,015
                                                                                                        ---------------
                                                                                                              4,555,997

-----------------------------------------------------------------------------------------------------------------------
Residential--2.8%
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. E, 7.50%, 3/1/11(4)                                   5,000,000             5,187,500
-----------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, 8.398%, 7/25/06(4)(5)                                   5,000,000             5,215,625
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1995-GAL-1, Cl. C, 7.95%, 8/15/27(4)                               5,014,988             5,416,187
-----------------------------------------------------------------------------------------------------------------------
Prudential Home Mortgage Securities Corp., Sub. Fixed Rate Mtg
Securities, Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 1995-A, Cl. B2, 8.684%, 3/28/25(4)(5)                              1,454,137             1,536,841
-----------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through
Certificates, Series 1993-S10, Cl. A9, 8.50%, 2/25/23                                   1,129,804             1,186,645
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers, Inc., Series 1997-TZH, Cl. D, 7.902%, 3/25/22(4)                      1,700,000             1,810,500
                                                                                                        ---------------
                                                                                                             20,353,298
                                                                                                        ---------------
Total Mortgage-Backed Obligations (Cost $468,261,292)                                                       474,036,687


                      17 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                     Face                Market Value
                                                                                     Amount              See Note 1
=======================================================================================================================
U.S. Government Obligations--41.9%
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.50%, 11/15/24(6)                                                                $    19,345,000       $    24,846,254
8.125%, 8/15/21                                                                         7,815,000            10,513,621
11.75%, 11/15/14                                                                       19,700,000            30,350,332
STRIPS, 5.832%, 11/15/21(7)                                                            30,750,000             8,574,914
STRIPS, 5.833%, 8/15/22(7)                                                              9,500,000             2,553,942
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.375%, 6/30/03                                                                        23,000,000            23,424,073
5.50%, 1/31/03-2/28/03                                                                  7,000,000             7,132,817
5.625%, 5/15/08                                                                        66,500,000            69,471,752
5.75%, 10/31/02-11/30/02                                                               12,427,000            12,763,305
6.25%, 6/30/02                                                                          9,720,000            10,127,035
6.375%, 9/30/01-8/15/02                                                                 4,872,000             5,060,413
6.50%, 10/15/06                                                                        11,320,000            12,342,343
6.625%, 5/15/07                                                                         9,300,000            10,261,973
7.50%, 2/15/05                                                                         47,000,000            53,183,461
7.75%, 12/31/99                                                                         1,985,000             2,051,996
7.875%, 11/15/04                                                                        5,300,000             6,078,443
10.75%, 5/15/03                                                                         9,900,000            12,241,974
STRIPS, 6.506%, 8/15/16(7)                                                             17,250,000             6,433,060
                                                                                                        ---------------
Total U.S. Government Obligations (Cost $297,795,665)                                                       307,411,708

=======================================================================================================================
Repurchase Agreements--7.9%
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Salomon Smith Barney Holdings, Inc.,
5.75%, dated 8/31/98, to be repurchased at $58,209,296 on 9/1/98, collateralized by U.S. Treasury Bonds, 11.25%, 2/15/15, with a value
of $59,581,100 (Cost $58,200,000)                                                      58,200,000            58,200,000

-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $824,256,957)                                             114.5%          839,648,396
-----------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                       (14.5)         (106,526,504)
                                                                                  ---------------       ---------------
Net Assets                                                                                  100.0%      $   733,121,892
                                                                                  ===============       ===============


                      18 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

2. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

3. When-issued security to be delivered and settled after August 31, 1998.

4. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

5. Represents the current interest rate for a variable rate security.

6. Securities with an aggregate market value of $3,853,128 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

See accompanying Notes to Financial Statements.


                      19 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  August 31, 1998
--------------------------------------------------------------------------------

==================================================================================================
Assets
Investments, at value (cost $824,256,957)--see accompanying statement              $   839,648,396
--------------------------------------------------------------------------------------------------
Receivables:
Investments sold (including $63,092,956 of when-issued securities sold)                 65,969,674
Shares of beneficial interest sold                                                      12,714,492
Interest and principal paydowns                                                          8,508,115
Daily variation on futures contracts--Note 5                                               913,010
--------------------------------------------------------------------------------------------------
Other                                                                                       23,631
                                                                                   ---------------
Total assets                                                                           927,777,318

==================================================================================================
Liabilities
Bank overdraft                                                                             172,720
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $142,270,561 purchased
on a when-issued basis)--Note 1                                                        191,224,345
Shares of beneficial interest redeemed                                                   1,967,401
Dividends                                                                                  582,531
Distribution and service plan fees                                                         274,330
Trustees' fees--Note 1                                                                     205,515
Transfer and shareholder servicing agent fees                                               80,233
Shareholder reports                                                                         70,456
Custodian fees                                                                               7,176
Other                                                                                       70,719
                                                                                   ---------------
Total liabilities                                                                      194,655,426

==================================================================================================
Net Assets                                                                         $   733,121,892
                                                                                   ===============

==================================================================================================
Composition of Net Assets
Paid-in capital                                                                    $   731,057,572
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                        681,732
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                               (14,739,374)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Notes 3 and 5                               16,121,962
                                                                                   ---------------
Net assets                                                                         $   733,121,892
                                                                                   ===============


                      20 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

==========================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$573,791,514 and 58,932,072 shares of beneficial interest outstanding)             $  9.74
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                        $ 10.23

------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $118,872,905 and 12,222,755 shares of beneficial interest outstanding)          $  9.73

------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$40,456,460 and 4,161,447 shares of beneficial interest outstanding)               $  9.72

------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,013 and 104 shares of beneficial interest outstanding)            $  9.74

See accompanying Notes to Financial Statements.


                      21 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Operations For the Year Ended August 31, 1998
--------------------------------------------------------------------------------

==================================================================================================
Investment Income
Interest                                                                           $    44,502,376

==================================================================================================
Expenses
Management fees--Note 4                                                                  3,673,645
--------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                  1,243,265
Class B                                                                                    758,585
Class C                                                                                    270,859
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                      727,976
--------------------------------------------------------------------------------------------------
Shareholder reports                                                                        180,323
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                104,714
--------------------------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                                         85,879
--------------------------------------------------------------------------------------------------
Registration and filing fees                                                                60,049
--------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                 29,577
--------------------------------------------------------------------------------------------------
Other                                                                                       30,790
                                                                                   ---------------
Total expenses                                                                           7,165,662

==================================================================================================
Net Investment Income                                                                   37,336,714

==================================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments                                                                              1,403,956
Closing of futures contracts                                                              (247,340)
Closing and expiration of option contracts written--Note 6                                (439,689)
                                                                                   ---------------
Net realized gain                                                                          716,927

--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                    14,680,337
                                                                                   ---------------
Net realized and unrealized gain                                                        15,397,264

==================================================================================================
Net Increase in Net Assets Resulting from Operations                               $    52,733,978
                                                                                   ===============

See accompanying Notes to Financial Statements.


                      22 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  Year Ended August 31,
                                                                                  1998                  1997
=======================================================================================================================
Operations
Net investment income                                                             $    37,336,714       $    40,397,443
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         716,927             7,592,680
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                  14,680,337             5,493,413
                                                                                  ---------------       ---------------
Net increase in net assets resulting from operations                                   52,733,978            53,483,536

=======================================================================================================================
Dividends to Shareholders
Dividends from net investment income:
Class A                                                                               (31,821,383)          (35,009,347)
Class B                                                                                (4,060,085)           (2,694,329)
Class C                                                                                (1,455,228)           (1,280,831)
Class Y                                                                                       (18)                   --

=======================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                                                92,039,786           (47,818,410)
Class B                                                                                64,808,552            14,753,876
Class C                                                                                18,140,754             2,555,447
Class Y                                                                                     1,002                    --

=======================================================================================================================
Net Assets
Total increase (decrease)                                                             190,387,358           (16,010,058)
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   542,734,534           558,744,592
                                                                                  ---------------       ---------------
End of period (including undistributed net investment
income of $681,732 and $1,240,651, respectively)                                  $   733,121,892       $   542,734,534
                                                                                  ===============       ===============

See accompanying Notes to Financial Statements.


                      23 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                                    Class A
                                                    ---------------------------------------


                                                    Year Ended August 31,
                                                    1998        1997        1996(3)
========================================================================================
Per Share Operating Data
Net asset value, beginning of period                $   9.48   $   9.23   $   9.30
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .65        .71        .10
Net realized and unrealized gain (loss)                  .26        .23       (.07)
                                                    --------   --------   --------
Total income (loss) from investment operations           .91        .94        .03

----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.65)      (.69)      (.10)
Dividends in excess of net investment income              --         --         --
Tax return of capital distribution                        --         --         --
                                                    --------   --------   --------
Total dividends and distributions to shareholders       (.65)      (.69)      (.10)
----------------------------------------------------------------------------------------
Net asset value, end of period                      $   9.74   $   9.48   $   9.23
                                                    ========   ========   ========
========================================================================================
Total Return, at Net Asset Value(5)                     9.26%     10.45%      0.42%

========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $573,792   $468,809   $503,693
----------------------------------------------------------------------------------------
Average net assets (in thousands)                   $516,173   $478,410   $508,123
----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   6.17%      7.58%      6.64%(6)
Expenses                                                1.03%      1.06%      1.09%(6)
----------------------------------------------------------------------------------------
Portfolio turnover rate(7)                              79.5%      42.6%       5.6%

(1). For the period from May 18, 1998 (inception of offering) to August 31,
1998.
(2). For the period from December 1, 1993 (inception of offering) to June 30, 1994.
(3). For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
(4). For the period from July 21, 1995 (inception of offering) to June 30, 1996.
(5). Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                      24 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Class A                              Class B
                                              ---------------------------------    ---------------------------------------------
                                                                                                                        Period
                                                                                                                        Ended
                                              Year Ended June 30,                  Year Ended August 31,                June 30,
                                              1996        1995        1994         1998        1997       1996(3)       1996(4)
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period          $    9.51   $    9.20   $    9.95    $    9.47   $   9.22   $   9.29      $   9.40
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .67         .68         .67          .56        .64        .09           .56
Net realized and unrealized gain (loss)            (.21)        .31        (.74)         .27        .23       (.07)         (.11)
                                              ---------   ---------   ---------    ---------   --------   --------      --------
Total income (loss) from investment
  operations                                        .46         .99        (.07)         .83        .87        .02           .45

--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.66)       (.68)       (.64)        (.57)      (.62)      (.09)         (.55)
Dividends in excess of net investment income         --          --        (.01)          --         --         --            --
Tax return of capital distribution                 (.01)         --        (.03)          --         --         --          (.01)
                                              ---------   ---------   ---------    ---------   --------   --------      --------
Total dividends and distributions to
  shareholders                                     (.67)       (.68)       (.68)        (.57)      (.62)      (.09)         (.56)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    9.30   $    9.51   $    9.20    $    9.73   $   9.47   $   9.22      $   9.29
                                              =========   =========   =========    =========   ========   ========      ========
================================================================================================================================
Total Return, at Net Asset Value(5)                4.91%      11.22%      (1.17)%       8.45%      9.63%      0.28%         4.80%

================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)      $ 504,966   $ 312,607   $ 310,027    $ 118,873   $ 52,301   $ 36,504      $ 30,737
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 452,236   $ 307,306   $ 355,698    $  76,030   $ 41,420   $ 35,078      $ 19,227
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              7.07%       7.32%       6.61%        5.33%      6.77%      5.82%(6)      6.44%(6)
Expenses                                           1.08%       1.09%       1.14%        1.78%      1.81%      1.88%(6)      1.93%(6)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                        399.7%      303.5%      139.5%        79.5%      42.6%       5.6%        399.7%

(6). Annualized.
(7). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the year ended August 31, 1998 were $822,053,654 and $626,901,145, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.


                      25 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                  Class C
                                                  ------------------------------------


                                                  Year Ended August 31,
                                                  1998       1997       1996(3)
======================================================================================
Per Share Operating Data
Net asset value, beginning of period              $   9.47   $   9.22   $   9.29
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .56        .64        .09
Net realized and unrealized gain (loss)                .26        .23       (.07)
                                                  --------   --------   --------
Total income (loss) from investment operations         .82        .87        .02

--------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.57)      (.62)      (.09)
Dividends in excess of net investment income            --         --         --
Tax return of capital distribution                      --         --         --
                                                  --------   --------   --------
Total dividends and distributions to
  shareholders                                        (.57)      (.62)      (.09)
--------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.72   $   9.47   $   9.22
                                                  ========   ========   ========
======================================================================================
Total Return, at Net Asset Value(5)                   8.34%      9.65%      0.28%

======================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $ 40,456   $ 21,625   $ 18,547
--------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 27,135   $ 19,505   $ 18,620
--------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 5.36%      6.81%      5.90%(6)
Expenses                                              1.78%      1.80%      1.84%(6)
--------------------------------------------------------------------------------------
Portfolio turnover rate(7)                            79.5%      42.6%       5.6%

1. For the period from May 18, 1998 (inception of offering) to August 31, 1998.

2. For the period from December 1, 1993 (inception of offering) to June 30,
1994.

3. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

4. For the period from July 21, 1995 (inception of offering) to June 30, 1996.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                      26 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Class C                            Class Y
                                                  -----------------------------      --------
                                                                                     Period
                                                                                     Ended
                                                  Year Ended June 30,                Aug. 31,
                                                  1996       1995       1994(2)      1998(1)
=============================================================================================
Per Share Operating Data
Net asset value, beginning of period              $   9.50   $   9.19   $  9.83      $ 10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .60        .61       .33          .18
Net realized and unrealized gain (loss)               (.21)       .30      (.64)        (.26)
                                                  --------   --------   -------      -------
Total income (loss) from investment operations         .39        .91      (.31)        (.08)

---------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.59)      (.60)     (.33)        (.18)
Dividends in excess of net investment income            --         --        --           --
Tax return of capital distribution                    (.01)        --        --           --
                                                  --------   --------   -------      -------
Total dividends and distributions to
  shareholders                                        (.60)      (.60)     (.33)        (.18)
---------------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.29   $   9.50   $  9.19      $  9.74
                                                  ========   ========   =======      =======
=============================================================================================
Total Return, at Net Asset Value(5)                   4.11%     10.31%    (3.12)%       2.83%

=============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $ 18,531   $ 11,019   $ 4,261      $     1
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 15,766   $  6,503   $ 2,173      $     1
---------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 6.27%      6.44%     5.97%(6)     1.77%(6)
Expenses                                              1.85%      1.89%     1.96%(6)     0.21%(6)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                           399.7%     303.5%    139.5%        79.5%

(6). Annualized.

(7). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the year ended August 31, 1998 were $822,053,654 and $626,901,145, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

See accompanying Notes to Financial Statements.


                      27 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income, preservation of capital and maintenance of liquidity through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                      28 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of August 31, 1998, the Fund had entered into outstanding when-issued or forward commitments of $79,177,295.

            In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At August 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $14,438,000, which expires in 2003 and 2004.


                      29 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)

Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 1998, a provision of $23,085 was made for the Fund's projected benefit obligations, and payments of $9,051 were made to retired trustees, resulting in an accumulated liability of $196,868 at August 31, 1998.

            The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class Y shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

            The Fund adjusts the classification of distributions to shareholders to reflect the difference between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 1998, amounts have been reclassified to reflect a decrease in undistributed net investment income of $558,919, an increase in accumulated net realized loss on investments of $957,499, and an increase in paid-in capital of $1,516,418.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Discount on securities purchased is amortized over the life of the respective securities in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.


                      30 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                 Year Ended August 31, 1998(1)                 Year Ended August 31, 1997
                                                 ------------------------------------          -------------------------------------
                                                 Shares                 Amount                 Shares                 Amount
------------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                                24,251,363          $ 234,611,395              7,147,373          $  67,261,266
Dividends reinvested                                 2,664,932             25,680,401              2,947,978             27,722,663
Redeemed                                           (17,421,053)          (168,252,010)           (15,211,682)          (142,802,339)
                                                 -------------          -------------          -------------          -------------
Net increase (decrease)                              9,495,242          $  92,039,786             (5,116,331)         $ (47,818,410)
                                                 =============          =============          =============          =============

------------------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                                 9,187,155          $  88,792,370              3,179,059          $  29,856,499
Dividends reinvested                                   295,745              2,849,272                194,821              1,831,039
Redeemed                                            (2,780,800)           (26,833,090)            (1,810,612)           (16,933,662)
                                                 -------------          -------------          -------------          -------------
Net increase                                         6,702,100          $  64,808,552              1,563,268          $  14,753,876
                                                 =============          =============          =============          =============

------------------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                                 3,113,106          $  30,059,124                882,280          $   8,277,787
Dividends reinvested                                   113,578              1,093,135                109,121              1,025,173
Redeemed                                            (1,348,850)           (13,011,505)              (718,810)            (6,747,513)
                                                 -------------          -------------          -------------          -------------
Net increase                                         1,877,834          $  18,140,754                272,591          $   2,555,447
                                                 =============          =============          =============          =============

------------------------------------------------------------------------------------------------------------------------------------
Class Y:
Sold                                                       104          $       1,002                     --          $          --
Dividends reinvested                                        --                     --                     --                     --
Redeemed                                                    --                     --                     --                     --
                                                 -------------          -------------          -------------          -------------
Net increase                                               104          $       1,002                     --          $          --
                                                 =============          =============          =============          =============

(1). For the year ended August 31, 1998 for Class A, B and C shares, and for the period from May 18, 1998 (inception of offering) to August 31, 1998 for Class Y shares.


                      31 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments

At August 31, 1998, net unrealized appreciation on investments of $15,391,439 was composed of gross appreciation of $23,460,104, and gross depreciation of $8,068,665.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets, 0.60% of the next $100 million, 0.57% of the next $100 million, 0.55% of the next $400 million, and 0.50% of average annual net assets over $800 million.

            For the year ended August 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,159,123, of which $313,780 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $2,163,419 and $177,771, respectively, of which $53,283 and $3,079, respectively, was paid to an affiliated broker/dealer. During the year ended August 31, 1998, OFDI received contingent deferred sales charges of $191,698 and $20,580, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended August 31, 1998, OFDI paid $116,541 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                      32 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the year ended August 31, 1998, OFDI paid $2,330 and $10,536, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $661,495 and $142,545, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1998, OFDI had incurred excess distribution and servicing costs of $3,562,816 for Class B and $464,146 for Class C.

================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

            Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

            Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                      33 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Futures Contracts  (continued)

At August 31, 1998, the Fund had outstanding futures contracts as follows:

                                                   Number of      Valuation as of       Unrealized
                             Expiration Date       Contracts      August 31, 1998       Appreciation
----------------------------------------------------------------------------------------------------

Contracts to Purchase
---------------------
U.S. Treasury Bonds, 10 yr.  12/98                 365            $42,750,625           $179,648
U.S. Treasury Bonds, 20 yr.  12/98                 452             57,404,000            550,875
                                                                                        --------
                                                                                        $730,523
                                                                                        ========

================================================================================
6. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

            The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

            Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

            Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

            The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                      34 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Written option activity for the year ended August 31, 1998 was as follows:

                                                        Call Options
                                                        -----------------------
                                                        Number of     Amount of
                                                        Options       Premiums
-------------------------------------------------------------------------------
Options outstanding at August 31, 1997                   35,000       $ 246,094
Options written                                          60,600         186,062
Options closed or expired                               (95,600)       (432,156)
                                                        -------       ---------
Options outstanding at August 31, 1998                       --       $      --
                                                        =======       =========

================================================================================
7. Illiquid and Restricted Securities

At August 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at August 31, 1998 was $46,050,052, which represents 6.28% of the Fund's net assets.

================================================================================
8. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the year ended August 31, 1998.


                      35 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
Oppenheimer U.S. Government Trust:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer U.S. Government Trust as of August 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period ended August 31, 1998, the two-month period ended August 31, 1996, and for each of the years in the three-year period ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer U.S. Government Trust as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period ended August 31, 1998, the two-month period ended August 31, 1996, and for each of the years in the three-year period ended June 30, 1996, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP

Denver, Colorado
September 22, 1998


                      36 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Federal Income Tax Information  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1998. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

            None of the dividends paid by the Fund during the year ended August 31, 1998 are eligible for the corporate dividend-received deduction.

            The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      37 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Oppenheimer U.S. Government Trust
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Jerry A. Webman, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors     KPMG Peat Marwick LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         This is a copy of a report to shareholders of Oppenheimer U.S. Government Trust. This report must be preceded or accompanied by a Prospectus of Oppenheimer U.S. Government Trust. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                      38 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 OppenheimerFunds Family
--------------------------------------------------------------------------------

===============================================================================================
Real Asset Funds
-----------------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund

===============================================================================================
Global Stock Funds
-----------------------------------------------------------------------------------------------
Developing Markets Fund       International Growth Fund         Quest Global Value Fund
International Small           Global Fund                       Global Growth & Income Fund
 Company Fund

===============================================================================================
Stock Funds
-----------------------------------------------------------------------------------------------
Enterprise Fund               MidCap Fund                       Growth Fund
Discovery Fund                Capital Appreciation Fund         Disciplined Value Fund
Quest Small Cap Value Fund    Quest Capital Value Fund          Quest Value Fund

===============================================================================================
Stock & Bond Funds
-----------------------------------------------------------------------------------------------
Main Street Income &          Total Return Fund                 Disciplined Allocation Fund
 Growth Fund                  Quest Balanced                    Multiple Strategies Fund
Quest Opportunity              Value Fund(1)                    Convertible Securities Fund(2)
 Value Fund                   Equity Income Fund

===============================================================================================
Taxable Bond Funds
-----------------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund              U.S. Government Trust
World Bond Fund               Strategic Income Fund             Limited-Term Government Fund
High Yield Fund               Bond Fund

===============================================================================================
Municipal Bond Funds
-----------------------------------------------------------------------------------------------
California Municipal Fund(3)  Pennsylvania Municipal Fund(3)    Rochester Division:
Florida Municipal Fund(3)     Municipal Bond Fund               Rochester Fund Municipals
New Jersey Municipal Fund(3)  Insured Municipal Fund            Limited Term New York
New York Municipal Fund(3)    Intermediate Municipal Fund        Municipal Fund

===============================================================================================
Money Market Funds(4)
-----------------------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

(1). On 5/18/98, the Fund's name was changed from "Quest Growth & Income Value Fund."

(2). On 4/28/98, the Fund's name was changed from "Bond Fund for Growth."

(3). Available only to investors in certain states.

(4). An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.


                      39 Oppenheimer U.S. Government Trust

 Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

      And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

      When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

      For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

      You can count on us whenever you need assis- tance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

Internet
24-hr access to account
information. Online
trans actions now available

-------------------------------
 www.oppenheimerfunds.com
-------------------------------

General Information
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

-------------------------------
 1-800-525-7048
-------------------------------

Account Transactions
Mon-Fri 8:30am-8pm ET

-------------------------------
 1-800-852-8457
-------------------------------

PhoneLink
24-hr automated information
and automated transactions

-------------------------------
 1-800-533-3310
-------------------------------

Telecommunication Device
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Mon-Fri 8:30am-2pm ET

-------------------------------
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-------------------------------

OppenheimerFunds
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-------------------------------
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-------------------------------

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                                                               Distributor, Inc.

RA0220.001.0898  October 30, 1998